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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04933                                                                                                   .

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

 (Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 338-3383 .

Date of fiscal year end:  June 30 .

Date of reporting period:  7/1/09 to 12/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2009 IS ATTACHED BELOW.

PFM Funds

Semi-Annual Report

December 31, 2009

     table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER
3	FINANCIAL HIGHLIGHTS
6	STATEMENTS OF NET ASSETS
13	STATEMENTS OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
25	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
28	INFORMATION ABOUT FUND EXPENSES
30	OTHER FUND INFORMATION

For further information on the PFM Funds, call
1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2009 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to present the Semi-Annual Report for the PFM Funds (the “Trust”) for the period ended December 31, 2009. Despite the strong headwind of historically low short-term interest rates, we are happy to report that the Trust’s Prime Series and Government Series (the “Funds”) performed exceedingly well in the recent six month period. The safety of underlying investments was maintained, the net asset value of shares remained stable, and the Funds also provided competitive yields and liquidity to their investors.

We have employed several different strategies during this period in order to effectively manage the Funds. Extensions to the Funds’ average maturity made in the second half of 2008, anticipating lower yields, continued to provide benefits in the recent six month period as higher yielding investments remained in the portfolios. More recently, in order to offset the historically low yields on short-term securities, U.S. government guaranteed commercial paper, registered money market funds, and floating rate Federal Agency securities were utilized to add value without compromising safety or liquidity.

With short-term rates at or near zero and massive government intervention in the markets, the U.S. has shown signs of emerging from the worst economic dislocations in 80 years. Third quarter GDP rebounded by an annualized 2.8%, after declining by only 0.7% in the second quarter. The return to growth after a year-long contraction provided relief as government incentives spurred consumers to spend more on homes and cars.

* GDP for the fourth quarter of 2009 through the third quarter of 2010 are economists' estimates based on the December 2009 Bloomberg survey.

Despite a solid fourth quarter and the prospect for continued improvement in the economy, the pace of recovery is expected to be more sluggish when compared to past recoveries. Market experts continue to question the speed of recovery in the face of high unemployment and a continued heavy reliance on governmental support. As shown in the chart above, many economists are forecasting GDP will grow only modestly for the next several quarters.

It is thus no surprise that the Federal Reserve has expressed its resolve to keep short-term rates near zero for an extended period of time. Even signs of recovery have not moved the Fed Governors to change their tune.

Indeed, in recent months, the Fed extended the use of some of the programs and tools it applied late in 2008 to help guide the economy into recovery. For example, the Fed will continue to provide support for mortgage lending and housing markets by purchasing a total of $1.25 trillion of agency mortgage-backed securities and $175 billion of agency debt through the first quarter of 2010. Some analysts think the expiration date for the program could be extended.

PFM Funds Semi-Annual Report | December 31, 2009   1

In light of the central bank’s explicit commitment to stay the course, PFM will continue to maintain the portfolio maturities of the Funds toward the maximum level that is prudent and use non-traditional tools to manage them, including government supported corporate debt and money market funds.

We understand that these are difficult times for our investors and we thank you for doing business with us. We look forward to continuing to work with you to develop and implement effective investment strategies to pursue your investment objectives.

Respectfully,

PFM Asset Management LLC
January 15, 2010

2  PFM Funds Semi-Annual Report | December 31, 2009

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - SNAP Fund Class
	Six Months Ended December 31,		Year Ended June 30,
	2009		2009(2)	2008	2007	2006	2005(1)
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.002		0.017	0.044	0.053	0.042	0.020	(3)
Total From Operations	0.002		0.017	0.044	0.053	0.042	0.020
Less: Distributions
Net Investment Income	(0.002)		(0.017)	(0.044)	(0.053)	(0.042)	(0.020	)(3)
Total Distributions	(0.002)		(0.017)	(0.044)	(0.053)	(0.042)	(0.020)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.19%		1.74%	4.48%	5.41%	4.25%	2.12%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,391,576		$3,699,739	$3,622,501	$3,434,029	$2,737,201	$1,900,619
Ratio of Expenses to Average
Net Assets	0.09	%(4)	0.12%	0.08%	0.08%	0.07%	0.13%
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.11	%(4)	0.13%	0.08%	0.08%	0.08%	0.13%
Ratio of Net Investment Income
to Average Net Assets	0.38	%(4)	1.71%	4.39%	5.28%	4.25%	2.09%
Ratio of Net Investment Income
to Average Net Assets
Before Fee Waivers	0.36	%(4)	1.70%	4.39%	5.28%	4.24%	2.09%

(1)
Effective September 17, 2004, the assets of Evergreen Select Money Market Trust – SNAP Fund Series were acquired by CCRF SNAP® Fund, a series of the Commonwealth Cash Reserve Fund, Inc., and PFM Asset Management LLC assumed responsibility as investment adviser of CCRF SNAP® Fund. The financial highlights for the year ended June 30, 2005 reflect the operating history of Evergreen Select Money Market Trust – SNAP Fund Series.

(2)	On September 29, 2008, CCRF SNAP® Fund was renamed Prime Series and shares of CCRF SNAP® Fund became shares of the SNAP Fund Class of Prime Series.
(3)	Includes net realized capital gains and losses, if any, which were less than $0.005 per share.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2009   3

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - Institutional Class and Independent Schools and Colleges Class

	Institutional Class		Independent Schools and Colleges Class
	Six Months Ended December 31, 2009	September 29, 2008(1) through June 30, 2009	Six Months Ended December 31, 2009	May 11, 2009(2) through June 30, 2009
Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.001	0.010	0.001	0.001
Total From Operations	0.001	0.010	0.001	0.001
Less: Distributions
Net Investment Income	(0.001)	(0.010)	(0.001)	(0.001)
Total Distributions	(0.001)	(0.010)	(0.001)	(0.001)
Net Asset Value,
End of Period	$1.000	$1.000	$1.000	$1.000
Total Return	0.15%	1.02%	0.15%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period	$1,304,475,533	$1,012,799,757	$7,445,751	$1
Ratio of Expenses to
Average Net Assets(3)	0.18%	0.21%	0.17%	0.25%
Ratio of Expenses to
Average Net Assets Before
Fee Waivers(3)	0.19%	0.21%	0.26%	0.29%
Ratio of Net Investment
Income to Average Net Assets(3)	0.29%	1.20%	0.21%	0.45%
Ratio of Net Investment
Income to Average Net
Assets Before Fee Waivers(3)	0.28%	1.20%	0.12%	0.41%

(1)  The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.
(2)  The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.
(3)  Annualized.
The accompanying notes are an integral part of these financial statements.

4  PFM Funds Semi-Annual Report | December 31, 2009

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period(1)

Government Series
	Six Months Ended December 31,		Year Ended June 30,	Nine Months Ended June 30,		Year Ended September 30,
	2009		2009	2008		2007	2006	2005	2004
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.001		0.012	0.026		0.051	0.044	0.024	0.009
Total From Operations	0.001		0.012	0.026		0.051	0.044	0.024	0.009
Less: Distributions
Net Investment Income	(0.001)		(0.012)	(0.026)		(0.051)	(0.044)	(0.024)	(0.009)
Total Distributions	(0.001)		(0.012)	(0.026)		(0.051)	(0.044)	(0.024)	(0.009)
Net Asset Value,
End of Period	$1.000		$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	0.10%		1.20%	2.63%		5.19%	4.45%	2.41%	0.89%
Ratios/Supplemental Data
Net Assets, End of
Period (000)	$427,016		$363,554	$167,377		$303,089	$149,561	$145,135	$133,688
Ratio of Expenses to
Average Net Assets(2)	0.22	%(3)	0.24%	0.28	%(3)	0.27%	0.32%	0.29%	0.29%
Ratio of Expenses to Average
Net Assets Before
Fee Waivers(2)	0.22	%(3)	0.26%	0.28	%(3)	0.27%	0.32%	0.29%	0.30%
Ratio of Net Investment
Income to Average
Net Assets	0.19	%(3)	1.00%	3.52	%(3)	5.07%	4.37%	2.38%	0.87%
Ratio of Net Investment
Income to Average
Net Assets
Before Fee Waivers	0.19	%(3)	0.98%	3.52	%(3)	5.07%	4.37%	2.38%	0.86%

(1)
On September 29, 2008, Government Series, which was formerly known as CCRF Federal Portfolio, acquired the assets of Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for Government Series for periods prior to September 29, 2008 include a pro-rata share of the expenses of the CIIT Government Portfolio which were borne by Cadre Reserve Fund – U.S. Government Series.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2009   5

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2009
		Face Amount	Value
Bankers Acceptances (0.7%)
Bank of America
0.21%	3/24/10	$35,000,000	$34,983,258
Total Bankers Acceptances			34,983,258

Certificates of Deposit (29.0%)
Bank of Montreal (Chicago)
0.18%	1/15/10	135,000,000	135,001,049
Bank of Nova Scotia (Houston)
0.18%	2/22/10	50,000,000	50,000,000
0.18%	2/23/10	100,000,000	100,000,000
Barclays Bank (NY)
0.67%	2/19/10	60,000,000	60,000,000
0.67%	2/19/10	40,000,000	40,000,000
0.67%	2/19/10	50,000,000	50,000,000
BNP Paribas (NY)
0.20%	1/5/10	20,000,000	20,000,000
0.23%	1/25/10	50,000,000	50,000,000
0.33%	4/6/10	35,000,000	35,000,000
0.24%	4/12/10	35,000,000	35,000,000
0.32%	4/16/10	10,000,000	10,000,000
Calyon (NY)
0.27%	2/26/10	25,000,000	25,000,000
0.42%	3/1/10	70,000,000	70,000,000
0.53%	3/1/10	25,000,000	25,000,000
0.42%	3/1/10	50,000,000	50,000,000
0.33%	4/23/10	25,000,000	25,000,000
Deutsche Bank (NY)
0.16%	1/15/10	100,000,000	100,000,000
Nordea Bank Finland (NY)
0.21%	1/19/10	50,000,000	50,000,000
Rabobank Nederland (NY)
0.19%	3/2/10	100,000,000	99,999,999
0.20%	3/11/10	18,300,000	18,300,176
Societe Generale (NY)
0.24%	1/19/10	50,000,000	50,000,000
Svenska Handelsbanken (NY)
0.23%	2/2/10	40,000,000	40,000,177
0.21%	2/11/10	75,000,000	75,000,854
Toronto Dominion (NY)
0.15%	1/4/10	50,000,000	50,000,000
0.20%	1/26/10	75,000,000	75,000,000
0.18%	2/24/10	25,000,000	25,000,000
Total Certificates of Deposit			1,363,302,255

Commercial Paper (16.0%)
Bank of America Corp.
0.22%	2/12/10	50,000,000	49,987,167
0.25%	3/19/10	30,000,000	29,983,958
BNP Paribas Finance, Inc.
0.21%	3/24/10	20,000,000	19,990,433

The accompanying notes are an integral part of these financial statements.

6 PFM Funds Semi-Annual Report | December 31, 2009

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series

December 31, 2009
			Face Amount	Value
CBA (Delaware) Finance
0.21%		1/14/10	$40,000,000	$39,996,966
0.20%		2/12/10	50,000,000	49,988,333
0.19%		2/22/10	50,000,000	49,986,278
0.30%		6/10/10	10,000,000	9,986,667
General Electric Capital Corp.
0.26%		5/17/10	25,000,000	24,975,444
HSBC Finance Corp
0.18%		1/19/10	90,000,000	89,991,900
0.24%		4/1/10	25,000,000	24,985,000
JP Morgan Chase
0.18%		1/7/10	50,000,000	49,998,500
0.18%		1/11/10	50,000,000	49,997,500
Nordea North America, Inc.
0.22%		1/19/10	73,600,000	73,592,088
Rabobank USA Finance Corp. (NY)
0.33%		3/10/10	25,000,000	24,984,417
Societe Generale (NY)
0.22%		1/6/10	40,000,000	39,998,778
0.24%		1/22/10	50,000,000	49,993,000
Svenska Handelsbanken (NY)
0.20%		3/29/10	25,000,000	24,988,219
Toyota Motor Credit
0.16%		1/11/10	50,000,000	49,997,778
Total Commercial Paper				753,422,426

Corporate Notes (2.7%)
General Electric Capital Corp.
0.31%	(1)	1/4/10	30,000,000	29,999,893
0.28%	(1)	3/12/10	10,000,000	9,957,107
0.20%	(1)	3/12/10	12,500,000	12,440,900
0.34%	(1)	4/5/10	75,000,000	74,945,589
Total Corporate Notes				127,343,489

U.S. Government & Agency Obligations (29.4%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.18%		4/1/10	30,000,000	29,986,950
0.18%		4/1/10	50,000,000	49,978,854
Fannie Mae Notes
0.36%		1/15/10	19,003,000	19,052,875
0.66%		7/12/10	10,000,000	10,122,650
0.62%		10/22/10	95,000,000	95,084,848
Federal Farm Credit Bank Notes
1.01%		3/8/10	12,000,000	12,081,786
0.25%	(1)	11/3/10	20,000,000	20,000,000
0.30%	(1)	12/22/10	50,000,000	50,000,000
Federal Home Loan Bank Notes
0.56%		1/5/10	25,000,000	24,999,924
1.03%		1/8/10	18,800,000	18,809,750
0.93%		1/26/10	40,000,000	39,998,381
1.05%		2/17/10	12,400,000	12,400,000
1.13%		2/18/10	25,000,000	24,996,631
0.81%	(1)	2/23/10	20,000,000	20,000,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2009   7

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series

December 31, 2009
			Face Amount	Value
Federal Home Loan Bank Notes (continued)
1.04%		3/2/10	$15,000,000	$14,999,061
1.16%		3/5/10	15,000,000	14,997,082
0.56%		3/12/10	20,410,000	20,583,189
1.01%		4/1/10	25,000,000	24,996,245
0.98%		4/16/10	10,000,000	10,004,755
0.75%		4/30/10	10,000,000	10,001,663
0.43%	(1)	5/4/10	50,000,000	50,000,000
0.52%	(1)	5/5/10	25,000,000	25,000,000
0.86%		5/17/10	40,000,000	39,990,809
0.58%		6/18/10	22,675,000	22,900,260
0.62%		8/4/10	52,500,000	52,479,281
0.38%		12/10/10	32,360,000	33,685,478
Federal Home Loan Bank Notes (Callable)
0.55%		11/3/10	25,000,000	25,000,000
0.40%		12/27/10	40,000,000	40,000,000
0.50%		12/28/10	25,000,000	25,000,000
Freddie Mac Notes
0.57%	(1)	1/8/10	50,000,000	50,000,000
0.57%	(1)	1/8/10	100,000,000	100,000,000
0.66%	(1)	1/22/10	100,000,000	100,000,000
0.54%		3/15/10	20,281,000	20,543,035
0.33%	(1)	3/9/11	50,000,000	50,000,000
0.33%	(1)	4/7/11	50,000,000	50,007,247
U.S. Treasury Bills
0.15%		4/15/10	30,000,000	29,987,260
0.14%		5/27/10	20,000,000	19,988,644
U.S. Treasury Notes
0.58%		8/15/10	57,000,000	58,818,430
0.43%		10/31/10	10,000,000	10,088,606
0.54%		1/15/11	55,000,000	57,110,959
Total U.S. Government & Agency Obligations				1,383,694,653

U.S. Government Supported Corporate Debt (13.9%)
Bank of America Corp.
0.33%		7/29/10	64,000,000	64,000,000
0.28%	(1)	9/13/10	50,000,000	50,000,000
Citigroup Funding, Inc.
0.38%	(1)	7/30/10	120,000,000	120,005,459
0.40%	(1)	3/30/11	27,000,000	27,000,000
Goldman Sachs
0.76%	(1)	12/3/10	106,725,000	107,168,446
JP Morgan Chase
0.42%	(1)	4/1/11	50,000,000	50,000,000
Straight-A Funding LLC
0.21%		1/7/10	25,000,000	24,999,125
0.18%		2/2/10	30,000,000	29,995,200
0.18%		2/24/10	50,000,000	49,986,500
0.18%		3/1/10	18,102,000	18,096,660
0.18%		3/1/10	25,000,000	24,992,625
0.18%		3/1/10	36,235,000	36,224,310
0.18%		3/1/10	50,000,000	49,985,250
Total U.S. Government Supported Corporate Debt				652,453,575

The accompanying notes are an integral part of these financial statements.

8 PFM Funds Semi-Annual Report | December 31, 2009

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series

December 31, 2009
		Face Amount	Value
Repurchase Agreements (8.7%)
Bank of America
0.01%	1/4/10	$7,300,000	$7,300,000
(Dated 12/31/09, repurchase price $7,300,008, collateralized by Fannie Mae securities, 5.38%, maturing 6/12/17, market value $7,446,517)
Deutsche Bank
0.11%	1/7/10	150,000,000	150,000,000
(Dated 12/17/09, repurchase price $150,009,625, collateralized by Fannie Mae securities, 4.5% to 7%, maturing 11/1/29 to 7/1/39, market value $153,000,000)
Morgan Stanley
0.05%	1/4/10	30,000,000	30,000,000

(Dated 12/1/09, repurchase price $30,000,167, collateralized by Fannie Mae securities, 3.5% to 7.5%, maturing 3/1/15 to 6/1/39, market value $18,401,754; and Freddie Mac securities, 3.63% to 7%, maturing 12/1/18 to 7/1/39, market value $12,328,187)

0.05%	1/4/10	70,000,000	70,000,000

(Dated 12/30/09, repurchase price $70,000,486, collateralized by Fannie Mae securities, 3.5% to 7.5%, maturing 3/1/15 to 6/1/39, market value $42,937,486; and Freddie Mac securities, 3.63% to 7%, maturing 12/1/18 to 7/1/39, market value $28,765,809)

0.12%	1/4/10	150,000,000	150,000,000

(Dated 12/1/09, repurchase price $150,017,000, collateralized by Fannie Mae securities, 3.5% to 7.5%, maturing 3/1/15 to 6/1/39, market value $92,018,689; and Freddie Mac securities, 3.63% to 7%, maturing 12/1/18 to 7/1/39, market value $61,647,577)

Total Repurchase Agreements			407,300,000
Total Investments (100.4%)			4,722,499,656
Other Liabilities in Excess of Other Assets (-0.4%) .			(19,002,487)
Net Assets (100.0%)			$4,703,497,169
Net Assets Consists of:
SNAP Fund Class Shares (applicable to 3,391,575,885 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			3,391,575,885
Institutional Class Shares (applicable to 1,304,475,533 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			1,304,475,533
Independent Schools and Colleges Class Shares (applicable to 7,445,751 outstanding shares of beneficial interest (unlimited shares authorized; no par value equivalent to $1.00 per share)			7,445,751

(1) Floating Rate Note. Rate shown is that which was in effect at December 31, 2009.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2009    9

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series

December 31, 2009
			Face Amount	Value
Money Market Funds (1.3%)
Fidelity Institutional Money Market Government Portfolio, Class I
0.01%	(1)	1/4/10	$5,450,000	$5,450,000
Total Money Market Funds				5,450,000

U.S. Government & Agency Obligations (64.6%)
Fannie Mae Discount Notes
0.09%		1/27/10	10,000,000	9,999,350
0.09%		2/1/10	2,515,000	2,514,805
0.10%		2/3/10	5,900,000	5,899,459
0.09%		2/24/10	20,000,000	19,997,300
0.35%		5/5/10	550,000	549,337
Fannie Mae Mortgage-Backed Security Discount Notes
0.18%		4/1/10	25,000,000	24,989,125
Fannie Mae Notes
0.95%		1/15/10	820,000	821,967
0.16%		1/15/10	13,279,000	13,315,013
1.10%		1/19/10	2,000,000	2,003,090
0.34%		2/10/10	2,575,000	2,583,130
0.13%		2/15/10	5,395,000	5,419,602
1.01%		3/8/10	2,700,000	2,716,461
0.44%		8/15/10	648,000	663,272
0.51%		9/13/10	3,500,000	3,594,243
0.51%		9/16/10	500,000	503,500
Federal Farm Credit Bank Discount Notes
0.19%		3/29/10	1,965,000	1,964,098
0.35%		9/1/10	2,000,000	1,995,275
Federal Farm Credit Bank Notes
1.01%		3/8/10	3,000,000	3,020,446
0.26%		6/24/10	1,000,000	1,023,859
0.28%	(1)	6/22/11	5,000,000	4,997,060
Federal Home Loan Bank Discount Notes
0.07%		1/13/10	7,200,000	7,199,844
0.08%		1/19/10	2,000,000	1,999,920
0.09%		1/22/10	5,000,000	4,999,752
0.08%		1/27/10	4,200,000	4,199,757
0.10%		2/3/10	4,610,000	4,609,577
0.09%		2/23/10	4,000,000	3,999,470
Federal Home Loan Bank Notes
0.82%		1/15/10	1,200,000	1,200,138
0.83%		1/26/10	3,000,000	3,006,974
0.48%		1/27/10	3,000,000	3,000,149
0.10%		2/4/10	4,400,000	4,403,403
1.06%		2/5/10	3,000,000	2,999,824
0.92%		2/12/10	1,015,000	1,022,428
1.17%		2/17/10	3,000,000	2,999,548
0.18%		2/18/10	750,000	750,824
0.81%	(1)	2/23/10	5,000,000	5,000,000
0.18%		2/26/10	800,000	801,018
0.15%		3/5/10	4,100,000	4,106,452
0.51%		3/10/10	2,775,000	2,787,570
1.16%		3/12/10	1,440,000	1,444,346
0.28%		4/1/10	3,000,000	3,004,940

The accompanying notes are an integral part of these financial statements.

10 PFM Funds Semi-Annual Report | December 31, 2009

STATEMENT OF NET ASSETS (CONTINUED)

Government Series

December 31, 2009
			Face Amount	Value
Federal Home Loan Bank Notes (continued)
0.71%		4/30/10	$4,000,000	$4,021,604
0.52%	(1)	5/5/10	10,000,000	10,000,000
0.29%		5/14/10	770,000	782,927
0.71%		5/14/10	1,625,000	1,665,750
0.65%		6/18/10	1,250,000	1,262,033
0.67%		7/16/10	3,345,000	3,395,670
0.44%		8/10/10	2,000,000	2,051,446
0.45%		8/13/10	1,800,000	1,832,317
0.51%		9/10/10	1,000,000	1,031,771
0.29%		9/13/10	1,000,000	1,008,407
0.91%	(1)	9/24/10	10,000,000	10,012,467
0.56%		12/10/10	905,000	933,087
Federal Home Loan Bank Notes (Callable)
0.40%		12/27/10	5,000,000	5,000,000
0.50%		12/28/10	5,000,000	5,000,000
Freddie Mac Discount Notes
0.08%		1/29/10	2,000,000	1,999,876
0.10%		2/16/10	5,000,000	4,999,393
0.35%		5/12/10	300,000	299,618
Freddie Mac Notes
1.03%		1/25/10	600,000	601,309
0.37%		2/9/10	4,730,000	4,752,584
0.48%		3/15/10	3,150,000	3,191,053
0.53%		4/30/10	4,000,000	4,030,469
0.61%		7/12/10	700,000	712,882
0.51%		10/4/10	950,000	980,384
0.33%	(1)	3/9/11	5,000,000	5,000,000
0.33%	(1)	4/7/11	10,000,000	10,001,450
U.S. Treasury Bills
0.15%		4/15/10	10,000,000	9,995,753
U.S. Treasury Notes
0.46%		1/15/10	6,000,000	6,234,758
0.58%		8/15/10	3,000,000	3,095,785
Total U.S. Government & Agency Obligation				275,999,419

U.S. Government Supported Corporate Debt (11.7%)
Bank of America
0.33%	(1)	7/29/10	5,000,000	5,000,000
0.28%	(1)	9/13/10	5,000,000	5,000,000
Citigroup Funding, Inc.
0.38%	(1)	7/30/10	10,000,000	10,000,000
Goldman Sachs
0.76%	(1)	12/3/10	10,000,000	10,041,551
Straight-A Funding LLC
0.22%		1/5/10	17,000,000	16,999,585
0.17%		2/18/10	3,079,000	3,078,302
Total U.S. Government Supported Corporate Debt				50,119,438

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2009   11

STATEMENT OF NET ASSETS (CONTINUED)

Government Series

December 31, 2009

		Face Amount	Value
Repurchase Agreements (27.8%)
Bank of America
0.01%	1/4/10	$3,650,000	$3,650,000
(Dated 12/31/09, repurchase price $3,650,004, collateralized by Fannie Mae securities, 5.38%, maturing 6/12/17, market value $3,723,817)
0.12%	1/27/10	30,000,000	30,000,000

(Dated 12/30/09, repurchase price $30,002,800, collateralized by Fannie Mae securities, 3.82% to 6.5%, maturing 10/1/35 to 12/1/36, market value $21,650,294; and by Freddie Mac securities, 7%, maturing 11/1/32, market value $8,949,706)

Deutsche Bank
0.10%	1/4/10	35,000,000	35,000,000
(Dated 12/21/09, repurchase price $35,001,361, collateralized by Fannie Mae securities, 4.2%, maturing 7/1/36, market value $35,700,001)
Goldman Sachs
0.13%	1/6/10	30,000,000	30,000,000
(Dated 12/4/09, repurchase price $30,003,575, collateralized by Fannie Mae securities, 5.5% to 7%, maturing 4/1/38 to 6/1/38, market value $30,600,001)
Morgan Stanley
0.05%	1/4/10	15,000,000	15,000,000

(Dated 12/30/09, repurchase price $15,000,104, collateralized by Fannie Mae securities, 2.92% to 16%, maturing 3/1/11 to 7/1/39, market value $11,635,666; and by Freddie Mac securities, 0% to 12.75%, maturing 10/1/11 to 5/1/39, market value $14,740,059)

0.05%	1/4/10	5,000,000	5,000,000

(Dated 12/31/09, repurchase price $5,000,028, collateralized by Fannie Mae securities, 2.92% to 16%, maturing 3/1/11 to 7/1/39, market value $3,878,550; and by Freddie Mac securities, 0% to 12.75%, maturing 10/1/11 to 5/1/39, market value $4,913,346)

Total Repurchase Agreements			118,650,000
Total Investments (105.4%)			450,218,857
Other Liabilities in Excess of Other Assets (-5.4%)			(23,202,423)
Net Assets (100.0%)
Applicable to 427,016,434 outstanding shares of beneficial interest (unlimited shares authorized; no par value equivalent to $1.00 per share)			$427,016,434

(1) Floating Rate Note. Rate shown is that which was in effect at December 31, 2009.

The accompanying notes are an integral part of these financial statements.

12 PFM Funds Semi-Annual Report | December 31, 2009

STATEMENT OF OPERATIONS (UNAUDITED)

Prime Series

Six Months Ended December 31, 2009

Investment Income
Interest Income	$11,096,430
Expenses
Investment Advisory Fees	1,193,871
Administrative Fees	235,454
Transfer Agent Fees:
SNAP Fund Class	344,205
Institutional Class .	569,250
IllinoisPrime Class	634
Independent Schools and Colleges Class	977
Custody Fees	101,706
Cash Management Fees:
SNAP Fund Class .	41,941
Institutional Class	30,418
IllinoisPrime Class	343
Independent Schools and Colleges Class	944
Audit Fees	15,250
Legal Fees	90,376
U.S. Treasury Money Market Guarantee Program Fees	261,730
Trustee Fees and Expenses	21,331
Insurance Premiums	36,852
Rating Fees	8,000
Registration Fees	15,000
Other Expenses	82,328
Total Expenses	3,050,610
Less Investment Advisory and Administrative Fee Waivers	(21,331)
Transfer Agent Fee Waivers:
SNAP Fund Class	(297,209)
Institutional Class	(15,910)
IllinoisPrime Class	(164)
Independent Schools and Colleges Class	(509)
Net Expenses	2,715,487
Net Investment Income	8,380,943
Net Realized Gain on Sale of Investments	110,952
Net Increase in Net Assets Resulting from Operations	$8,491,895

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2009   13

STATEMENT OF OPERATIONS (UNAUDITED)

Government Series

Six Months Ended December 31, 2009

Investment Income
Interest Income	$794,248
Expenses
Investment Advisory Fees	135,239
Administrative Fees	19,320
Transfer Agent Fees	173,879
Custody Fees	11,485
Cash Management Fees	4,172
Audit Fees	13,450
Legal Fees	7,274
Trustee Fees and Expenses	21,331
Insurance Premiums	1,803
Rating Fees	17,750
Registration Fees	15,000
Other Expenses	9,152
Total Expenses	429,855
Net Investment Income	364,393
Net Realized Gain on Sale of Investments	13,922
Net Increase in Net Assets Resulting from Operations	$378,315

The accompanying notes are an integral part of these financial statements.

14 PFM Funds Semi-Annual Report | December 31, 2009

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Six Months
	Ended	Year
	December 31, 2009	Ended
	(Unaudited)	June 30, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$8,380,943	$66,480,737
Net Realized Gain on Sale of Investments	110,952	148,010
Net Increase in Net Assets	8,491,895	66,628,747
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(6,651,251)	(58,325,346)
Institutional Class Shares	(1,837,942)	(8,177,395)
IllinoisPrime Class Shares	(1,495)	(37,249)
Cash Management Class Shares	–	(88,757)
Independent Schools and Colleges Class Shares	(1,207)	–
Total Distributions	(8,491,895)	(66,628,747)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition of
CCRF Prime Portfolio (see Note A):
Institutional Class Shares	–	413,589,232
IllinoisPrime Class Shares	–	4,790,279
Shares Issued in Connection with Acquisition
of Cadre Funds (see Note A):
Institutional Class Shares	–	212,240,679
Cash Management Class Shares	–	32,805,565
Issued:
SNAP Fund Class Shares	1,165,369,998	3,654,964,653
Institutional Class Shares	4,844,963,466	4,496,245,096
IllinoisPrime Class Shares	–	5,156,086
Cash Management Class Shares	–	2,053,607,739
Independent Schools and Colleges Class Shares	7,494,568	1
Redeemed:
SNAP Fund Class Shares	(1,480,184,063)	(3,636,051,981)
Institutional Class Shares	(4,555,125,632)	(4,117,452,645)
IllinoisPrime Class Shares	(2,123,577)	(7,861,532)
Cash Management Class Shares	–	(2,086,502,061)
Independent Schools and Colleges Class Shares	(50,025)	–
Distributions Reinvested:
SNAP Fund Class Shares	6,651,251	58,325,346
Institutional Class Shares	1,837,942	8,177,395
IllinoisPrime Class Shares	1,495	37,249
Cash Management Class Shares	–	88,757
Independent Schools and Colleges Class Shares	1,207	–
Net (Decrease) Increase from
Capital Share Transactions	(11,163,370)	1,092,159,858
Total (Decrease) Increase in Net Assets	(11,163,370)	1,092,159,858
Net Assets
Beginning of Period	4,714,660,539	3,622,500,681
End of Period	$4,703,497,169	$4,714,660,539

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2009   15

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
	(unaudited)	2009
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$364,393	$2,659,967
Net Realized Gain on Sale of Investments	13,922	14,273
Net Increase in Net Assets	378,315	2,674,240
Distributions
Net Investment Income	(364,393)	(2,659,967)
Net Realized Gain on Sale of Investments	(13,922)	(14,273)
Total Distributions	(378,315)	(2,674,240)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition
of CCRF Federal Portfolio (see Note A)	–	12,699,826
Issued	1,907,682,188	3,423,093,015
Redeemed	(1,844,598,425)	(3,242,289,672)
Distributions Reinvested	378,315	2,674,240
Net Increase from Capital Share Transactions	63,462,078	196,177,409
Total Increase in Net Assets	63,462,078	196,177,409
Net Assets
Beginning of Period	363,554,356	167,376,947
End of Period	$427,016,434	$363,554,356

The accompanying notes are an integral part of these financial statements.

16 PFM Funds Semi-Annual Report | December 31, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as CCRF SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust –SNAP Fund Series in the amount of $1,846,930,532. On September 29, 2008, Prime Series acquired the assets and stated liabilities of CCRF Prime Portfolio, a series of CCRF, in the amount of $418,379,511 (“CCRF Reorganization”) and acquired the assets and stated liabilities of Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series (each, a “Cadre Fund,” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Cadre Trust”), in the amounts of $212,240,679 and $32,805,565, respectively (“Cadre Money Reorganization”). On September 29, 2008, Government Series acquired the assets and liabilities of Cadre Reserve Fund – U.S. Government Series, also a series of the Cadre Trust, in the amount of $166,624,634 (“Cadre Government Reorganization”). Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”) was deemed to be the accounting survivor in the Cadre Government Reorganization. Prior to the Cadre Government Reorganization, Cadre Reserve Fund pursued its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”), also a series of the Cadre Trust. The CIIT Government Portfolio had substantially the same investment objective, policies and restrictions as Cadre Reserve Fund. The CCRF Reorganization, Cadre Money Reorganization and Cadre Government Reorganization were considered tax-free exchanges for federal income tax purposes. The net assets of Government Series prior to the Cadre Government Reorganization were $12,699,826. The net assets of Prime Series prior to the CCRF Reorganization and Cadre Money Reorganization were $3,233,719,108.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”) and Independent Schools and Colleges Class shares (“Independent Schools Shares”). Prime Series previously offered Cash Management Class shares, however, on January 29, 2009, the Board of Trustees of the Trust (the “Board”) approved the termination of the Cash Management Class effective February 27, 2009. Prime Series previously also offered IllinoisPrimeSM Class shares, however, on October 29, 2009, the Board approved the termination of the IllinoisPrimeSM Class effective October 29, 2009. All shares of Government Series are of the same class.

PFM Funds Semi-Annual Report | December 31, 2009   17

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at December 31, 2009. It is each Fund’s policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.
Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2009, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

18 PFM Funds Semi-Annual Report | December 31, 2009

6.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

Effective September 29, 2008, fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion. Prior to September 29, 2008, fees for investment advisory services provided by PFM to Prime Series were calculated at an annual rate of .08% of the average daily net assets of Prime Series up to $1 billion and .06% of the average daily net assets of Prime Series on such assets in excess of $1 billion.

PFM Funds Semi-Annual Report | December 31, 2009   19

Prior to September 29, 2008, Government Series pursued its investment objective by investing all of its investable assets in the CIIT Government Portfolio. For any assets of Government Series which were invested in the CIIT Government Portfolio, PFM, in its capacity as investment adviser to the CIIT Government Portfolio, was paid a fee at an annual rate of .06% of the average daily net asset of Government Series invested in the CIIT Government Portfolio. The applicable rate was applied to any assets of Government Series invested in the CIIT Government Portfolio on a daily basis and was paid monthly.

Effective September 29, 2008, fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund are calculated at an annual rate of average daily net assets of each Fund or share class thereof, as follows:

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Government Series	0.09%

Fees for transfer agent service provided by PFM to the Independent Schools Shares are calculated at an annual rate that is determined as follows: 0.17% of the average daily net assets of the class up to $100 million; the rate decreases by 0.01% of the average daily net assets of the class for each additional $100 million of net assets of the class up to $1 billion; the rate applied for average daily net assets of the class over $1 billion is 0.07% of the average daily net assets of the class.

PFM charged no separate administrative or transfer agency fees to Prime Series prior to September 29, 2008.   Prior to September 29, 2008, PFM was paid an annual fee based on Government Series’ average daily net assets according to the schedule that follows.

Average Net Assets	Administration Fees	Transfer Agent Fees
Up to $250,000,000	0.10%	0.05%
$250,000,001 – $1,000,000,000	0.075%	0.04%
Over $1,000,000,000	0.05%	0.03%

PFM voluntarily waived $335,123 of fees under its investment advisory, administration and transfer agency agreements to reduce the operating expenses of the Funds for the six months ended December 31, 2009.

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) of the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed .25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Trustees of the Trust. For the six month period ended December 31, 2009, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

20 PFM Funds Semi-Annual Report | December 31, 2009

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of December 31, 2009 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of December 31, 2009, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Prime Series %	Government Series
AAA	44.0%	67.6%
AAAm	-	1.2%
A-1+	43.7%	31.2%
A-1	9.6%	-
AA+	2.7%	-

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at December 31, 2009.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

PFM Funds Semi-Annual Report | December 31, 2009   21

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at December 31, 2009 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

Issuer	Prime Series %	Government Series %
Federal Home Loan Bank	11.5%	24.8%
Fannie Mae	<5.0%	21.2%
Goldman Sachs*	<5.0%	8.9%
Freddie Mac	7.8%	8.1%
Deutsche Bank*	5.2%	7.8%
Bank of America Corp.*	<5.0%	9.7%
Morgan Stanley	5.2%	<5.0%

*
These issuers are counterparties to repurchase agreements entered into by the Funds. These repurchase agreements are collateralized by obligations of the United States government or its agencies or instrumentalities

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less (except for variable rate notes issued by the United States government or its agencies or instrumentalities, which must have remaining maturities of 762 days or less); and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

22 PFM Funds Semi-Annual Report | December 31, 2009

The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at December 31, 2009 were 56 days and 51 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at December 31, 2009 are as follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Bankers Acceptances	$34,983,258	83 Days	-
Certificates of Deposit	1,363,302,255	43 Days	-
Commercial Paper	753,422,426	38 Days	-
Corporate Notes	127,343,489	10 Days	-
Money Market Funds	-		$5,450,000	7 Days
U.S. Government
Agency Discount Notes	79,965,804	91 Days	102,215,956	56 Days
U.S. Government
Agency Notes	1,127,734,950	78 Days	154,457,167	83 Days
U.S. Government Supported
Corporate Debt	652,453,575	46 Days	50,119,438	34 Days
U.S. Treasury Bills	49,975,904	122 Days	9,995,753	105 Days
U.S. Treasury Notes	126,017,995	302 Days	9,330,543	86 Days
Repurchase Agreements	407,300,000	5 Days	118,650,000	6 Days
Total	$4,722,499,656		$450,218,857

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of money market funds is assumed to be the date through which redemption proceeds can be withheld, which is generally seven calendar days.

F.	PROXY VOTING RESULTS

A special meeting (the “Special Meeting”) of shareholders of the Trust was held on September 30, 2009. At the Special Meeting, shareholders of each Fund considered a proposal to approve a new investment advisory agreement with PFM as a result of an anticipated change in control of PFM (“Change in Control”). The terms of the new investment advisory agreements are identical in all material respects to the previous investment advisory agreements between PFM and the Trust on behalf of each Fund, except for their dates of effectiveness. The proposals to approve new investment advisory agreements were voted on by the shareholders of each Fund separately.

PFM Funds Semi-Annual Report | December 31, 2009   23

The number of shares voted on the proposal to approve a new investment advisory agreement between PFM and the Trust on behalf of Prime Series are as follows:

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares	Voted
For	4,370,243,787.16	89.35%	99.61%
Against	0.00	0.00%	0.00%
Abstain	17,000,793.06	0.35%	0.39%
Total	4,387,244,580.22	89.70%	100.00%

The total shares voted by Prime Series shareholders on the proposal to approve a new investment advisory agreement between PFM and the Trust on behalf of Prime Series are as follows:

Record Total	4,891,086,297.35
Voted Shares	4,387,244,580.22
Percent Voted	89.70%

The number of shares voted on the proposal to approve a new investment advisory agreement between PFM and the Trust on behalf of Government Series are as follows:

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares	Voted
For	304,662,916.49	77.03%	99.79%
Against	0.00	0.00%	0.00%
Abstain	3,727,266.45	0.94%	1.21%
Total	308,390,182.94	77.97%	100.00%

The total shares voted by Government Series shareholders on the proposal to approve a new investment advisory agreement between PFM and the Trust on behalf of Government Series are as follows:

Record Total	395,533,597.15
Voted Shares	308,390,182.94
Percent Voted	77.97%

The new investment advisory agreements between PFM and the Trust on behalf of Prime Series and Government Series became effective upon the Change in Control on December 16, 2009.

G.	SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through February 24, 2010, the date through which procedures were performed to prepare the financial statements for issuance.  No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements, except as follows.  Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement with PFM on behalf of Government Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum.

24 PFM Funds Semi-Annual Report | December 31, 2009

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers, and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)
INDEPENDENT TRUSTEES
Robert R. Sedivy Trustee, Chairman of the Board (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)
Jeffrey A. Laine Trustee, Chairman of the Audit Committee (1986) Birthyear: 1957 Other directorships: None
President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan
Michael P. Flanagan
Trustee, Chairman of the
Nominating and Governance
Committee (2008)
Birthyear: 1949
Other directorships: Michigan Virtual
University, Early Childhood Investment
Corporation, Michigan Public School
Employees Retirement System
State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (2)
Dennis W. Kerns Trustee (2008) Birthyear: 1937 Other directorships: None	Retired Director of Finance, King George County, Virginia, 2001 to 2005; Past President Virginia Government Finance Officers Association; (2)
Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)
Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

PFM Funds Semi-Annual Report | December 31, 2009   25

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affliated Trustee/Advisory Board Member)
OFFICERS AND AFFILIATED TRUSTEES
Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None
President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc.,1989 to present; (2)
Jennifer L. Scheffel, Esq. Secretary and Chief Compliance Officer (2005) Birthyear: 1972 Other directorships: None
Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None
Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Assistant Secretary and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (2)
ADVISORY BOARD MEMBERS
Richard A. Cordle, MGT Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)
Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Director of Finance, Hampton Roads Transit, Virginia, 2004 to present; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (2)
Ann Davis, MGT Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)
Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997 to present; (2)
John A. Shelley, II Advisory Board Member (2009) Birthyear: 1957 Other directorships: None	Finance Director, City of Port Orange, Florida, February 1988 to present. (2)

26 PFM Funds Semi-Annual Report | December 31, 2009

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 retainer. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2009.

The Board has established a Nominating and Governance Committee, which consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee did not meet during the six months ended December 31, 2009.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

PFM Funds Semi-Annual Report | December 31, 2009   27

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2009. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses  The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

28 PFM Funds Semi-Annual Report | December 31, 2009

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended December 31, 2009
			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,001.94	$0.46
Institutional Class	$1,000.00	$1,001.48	$0.91
Independent Schools Class	$1,000.00	$1,001.50	$0.83
Government Series	$1,000.00	$1,001.00	$1.12

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.75	$0.46
Institutional Class	$1,000.00	$1,024.30	$0.92
Independent Schools Class	$1,000.00	$1,024.37	$0.84
Government Series	$1,000.00	$1,024.09	$1.13

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.09%, 0.18% and 0.17% for the Prime Series SNAP Class, Institutional Class and Independent Schools Class, respectively, and 0.22% for the Government Series multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Semi-Annual Report | December 31, 2009   29

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Funds’ Investment Advisory Agreements

At a meeting held in person on August 13, 2009, the Board, including a majority of the Trust’s Independent Trustees, unanimously approved new investment advisory agreements between the Trust, on behalf of each of the Funds, and PFM (the “New Agreements”). The New Agreements were approved by shareholders of each of the Funds on September 30, 2009 and became effective on December 16, 2009. Approval of the New Agreements by the Board and shareholders was necessary to enable PFM to continue to serve as the investment adviser of the Funds following a contemplated Change in Control of PFM (see footnote F to the financial statements earlier in this semi-annual report) because, as required by the 1940 Act, the Change in Control would result in the automatic termination of the then effective investment advisory agreements. The terms of the New Agreements are identical in all material respects to the investment advisory agreements they replaced, except for their dates of effectiveness.

In determining whether to approve the New Agreements, the Board considered information similar to that considered each year in connection with the renewal of the previously effective investment advisory agreements, information furnished to the Trustees throughout the year in connection with regular Board meetings, as well as information specifically relating to the Change in Control and new ownership and capital structure of PFM to enable the Independent Trustees to evaluate the expected impact on PFM and the services it provides to the Funds. In considering these materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Although the Board considered each of the New Agreements at the same Board meeting, information was provided and separately considered by the Board with respect to each of the Funds. In approving the New Agreements, the Board determined that the advisory fee structure for each of the Funds was fair and reasonable and that the approval of each of the New Agreements was in the best interests of the respective Fund and its shareholders. Although attention was given by the Trustees to all information furnished, and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve each Fund’s new investment advisory agreement, the following discussion notes the primary factors relevant to the Board’s deliberations and determinations, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Change in Control. In determining whether to approve the New Agreements, the Independent Trustees considered the potential impact of the Change in Control on PFM and on the services provided by PFM to the Funds. They concluded that it was likely that the Change in Control would result in certain changes in the nature, scope and size of PFM, and that there are a number of potential benefits that may arise from PFM’s relationship with its new controlling persons and its new capital structure, including: additional financial and management resources that can be used by PFM to maintain the quality of its services and to offer new products and services that may benefit shareholders of the Funds and thereby possibly result in growth of the Funds’ assets; and an enhanced ability of PFM to attract and retain experienced personnel.

30 PFM Funds Semi-Annual Report | December 31, 2009

The Board also considered the terms of the transaction that would result in the Change in Control. In doing so, it took into consideration the fact that the new controlling persons of PFM have agreed to conduct their business and to use commercially reasonable efforts to comply with the conditions of Section 15(f) of the 1940 Act. That section provides a “safe harbor” for the receipt of benefits by an investment adviser of a mutual fund in connection with the sale of an interest in the adviser in a transaction that results in the assignment of an investment advisory contract with the mutual fund if the following two conditions are met: (i) for a period of at least three years after the Change in Control, no more than 25 percent of the members of the Board are persons who are “interested persons,” as defined by the 1940 Act, of PFM, the new controlling persons of PFM or their affiliates; and (ii) for a period of at least two years after the Change in Control, neither the new controlling persons of PFM nor any of their affiliates may impose an “unfair burden” on the Funds as a result of their investment in PFM’s parent holding company, PFM I, LLC. An “unfair burden” includes any arrangement whereby an interested person of an investment adviser (which would include the new controlling persons of PFM) receives or is entitled to receive any compensation directly or indirectly: (i) from any person in connection with the purchase or sale of securities to, from or on behalf of a fund other than bona fide ordinary compensation as principal underwriter; or (ii) from a fund or its shareholders for other than bona fide investment advisory or other services.

In considering the New Agreements, the Board gave weight to the facts that: (i) the New Agreements are identical in all material respects to the then effective investment advisory agreements, except for their dates of effectiveness, and that there was no change in the advisory fee rates being paid by the Funds under the New Agreements; and (ii) it is not expected that the personnel of PFM providing services to the Funds will change as a result of the Change in Control. The Board also considered: (i) the nature, quality and scope of services provided by PFM to each Fund, and whether it is likely that PFM would continue to provide the same level of services following the Change in Control; (ii) how the Change in Control might affect services provided by PFM and PFM’s ability to retain and attract qualified personnel; (iii) the costs, if any, to be incurred by the Trust in connection with matters relating to the Change in Control; and (iv) the plans and intentions of PFM’s new controlling persons relating to the business and operations of PFM.

Nature, Extent and Quality of Services. The Board considered the services provided by PFM to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure (including technology and operational support), and PFM’s ability to monitor the administrative, transfer agency and other functions performed for the Funds. The Board noted its overall satisfaction with the nature, quality and extent of services provided by PFM under the existing investment advisory agreements and concluded that it is reasonable to expect that the Funds would continue to receive similar high quality services after the Change in Control.

PFM Funds Semi-Annual Report | December 31, 2009   31

Comparative Fees and Expenses. The Board considered the fees and expenses of each Fund compared to those of similar accounts, funds and portfolios. In reviewing this information, the Board noted that the fee and expense information provided reflected actual fees charged without the voluntary waiver of expenses by PFM. It was noted that, as of June 30, 2009, the effective total expense ratios for Government Series and the SNAP Fund Class and the Institutional Class of Prime Series were 0.23%, 0.11% and 0.21%, respectively, of net assets. The Board also noted that the advisory fees and total expenses of the Funds are among the lowest of their peer groups. The Board determined that the fees charged by PFM and the expense ratios of the Funds are fair, among the lowest charged by PFM to its advisory clients, and within the range of the fees and expense ratios of similar funds and portfolios.

Investment Performance. The Board considered the investment performance of PFM and the Funds. It noted that one-year period returns through June 30, 2009 for Government Series and the SNAP Fund Class and the Institutional Class of Prime Series were 1.20%, 1.74% and 1.36%, respectively, and that the annualized return of the Independent Schools and Colleges Class of Prime Series for the period May 11, 2009 (commencement of operations) through June 30, 2009 was 0.46%. The Board noted that since inception returns through June 30, 2009 for Government Series and the SNAP Fund Class, the Institutional Class and the Independent Schools and Colleges Class of Prime Series were 3.06%, 3.70%, 1.36% and 0.46%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Funds relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. Based on its review, the Board concluded that the performance of the Funds compared favorably with the performance of similar accounts, funds and portfolios.

Economies of Scale. With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Board determined that under the current advisory fee structure these economies realized by PFM are appropriately and fairly reflected in the advisory fees paid by the Funds.

Profitability to Adviser. The Board reviewed a profitability analysis which contained information relating to the costs incurred and profits realized by PFM and its affiliates in providing services to the Funds for the calendar years ended December 31, 2008, 2007 and 2006. The Board reviewed and discussed the information contained therein, including the method by which various of PFM’s costs were allocated to the Funds. After reviewing the information in the profitability analysis, the Board determined that the profitability amount indicated therein was not so disproportionately large as to bear no reasonable relationship to the services rendered and also determined that, given the overall performance of the Funds and superior service levels, the current profitability of PFM resulting from its relationship with the Funds was not excessive. The Board also considered whether PFM derived any significant indirect benefits from its relationship with the Funds and determined that, although it is difficult to determine the nature and value of any indirect benefits, any such benefits were not significant.

32 PFM Funds Semi-Annual Report | December 31, 2009

Experience and Qualifications. The Board reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel. It also reviewed financial information and other information concerning PFM and its services. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Funds and the responsiveness of PFM’s personnel in general, and gave weight to the representation of PFM that no change in key personnel providing services to the Funds, other than retirements in the ordinary course, was expected as a result of the Change in Control.

Conclusion. Based upon the considerations and conclusions set forth above, and other factors deemed relevant, the Board determined that each of the New Agreements was reasonable, fair and in the best interests of the applicable Fund and its shareholders.

PFM Funds Semi-Annual Report | December 31, 2009   33

Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Banks
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107
Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044 1-800-338-3383

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2009.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2009.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2009.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b)  THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1)  NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2009.

(a)(2)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3)  NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      PFM Funds

By (Signature and Title)*                       /s/ Martin P. Margolis
    Martin P. Margolis, President

Date  3/3/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                       /s/ Martin P. Margolis
    Martin P. Margolis, President                                                                                    .

Date  3/3/2010

By (Signature and Title)*                       /s/ Debra J. Goodnight
    Debra J. Goodnight, Treasurer                                                                                    .

Date  3/3/2010

* Print the name and title of each signing officer under his or her signature.